U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form.
Please print or type.


1.	Name and address of issuer:		Mutual Fund Series Trust
						450 Wireless Blvd
						Hauppauge, NY 11788

2. Name of each series or class of funds for which this notice is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Catalyst Value Fund, Series # S000012457
      Class A, Class # C000033860
      Class C, Class # C000033861
      Class I, Class # C000075434
Listed Private Equity Plus Fund, Series # S000018977
      Class A, Class # C000052539
      Class C, Class # C000052540
America First Quantitative Strategies Fund, Series # S000019089
      Class A, Class # C000052786
      Class C, Class # C000052787
America First Absolute Return Fund, Series # S000028009
      Class A, Class # C000085206
      Class U, Class # C000085207
      Class I, Class # C000090302
Catalyst/Groesbeck Growth of Income Fund, Series # S000027215
      Class A, Class # C000082156
      Class C, Class # C000082157
      Class I, Class # C000092592
Catalyst/SMH High Income Fund, Series # S000022377
      Class A, Class # C000064375
      Class C, Class # C000064376
Catalyst/SMH Total Return Income Fund, Series # S000022378
      Class A, Class # C000064377
      Class C, Class # C000064378
Eventide Gilead Fund, Series # S000022598
      Retail Class, Class # C000065340
      Class A, Class # C000080457
      Class C, Class # C000080458
      Institutional Class, Class # C000080459
Day Hagan Tactical Allocation Fund of ETFs, Series # S000026891
      Class A, Class # C000080932
      Class C, Class # C000080933
SMH Representation Trust, Series # S000027982
      Class # C000085054
America First Income Trends Fund, Series # S000029398
      Class A, Class # C000090299
      Class U, Class # C000090300
      Class I, Class # C000090301
Catalyst Strategic Value Fund, Series # S000029495
      Class A, Class # C000090506
      Class C, Class # C000090507
America First Defensive Growth Fund, Series # S000032501
      Class A, Class # C000100258
      Class U, Class # C000100259
      Class I, Class # C000100260
Catalyst Large Cap Value Fund, Series # S000033417
      Class A, Class # C000102754
      Class C, Class # C000102755
Catalyst/MAP Global Total Return Fund, Series # S000033419
      Class A, Class # C000102758
      Class C, Class # C000102759
Catalyst/MAP Global Capital Appreciation Fund, Series # S000033420
      Class A, Class # C000102760
      Class C, Class # C000102761
Catalyst/CP Core Equity Fund, Series # S000035242
      Class A, Class # C000108407
      Class C, Class # C000108408
Catalyst Insider Long/Short Fund, Series # S000036622
      Class A, Class # C000111977
      Class C, Class # C000111978
Catalyst International Value Fund, Series # S000033418
      Class A, Class # C000102756
      Class C, Class # C000102757


3.	Investment Company Act File Number:	811-21872

	Securities Act File Number:	333-132541

4(a)	Last day of fiscal year for which this notice is filed:
					            June 30, 2012

4(b)	Check box if this notice is being filed late (i.e., more
      than 90 Calendar days after the end of issuers fiscal year, (See Instruction A,2)


        Note: If the Form is being filed late, Interest must be paid on the registration fee due.

4(c)	Check box if this is the last time issuer will be filing
 	this form.

5. Calculation of registration fee:


(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):               $272,539,694
(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:	                 $300,074,473

(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:	                       $         0


(iv) Total available redemption credits
(add Items 5(ii)and 5(iii):	                    - $300,074,473

(v) Net sales - If Item 5(i) is greater than
 Item 5(iv)[subtract Item 5(iv) from Item 5(i)]     $(27,534,779)

(vi) Redemption credits available for use
in future years.				                $        (27,534,779)
- if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:


(vii) Multiplier for determining registration fee (See
Instruction C.9): 			             X .0001146

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" of no fee is due):  	       = $ 0

6. Prepaid Shares

   If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____0______. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:____0______


7. Interest due - If this form is being filed
   more than 90 days after the end of the issuer's
   Fiscal year (see Instruction D):             +  $       0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                = $ 0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:

 [ ]     Wire Transfer

 [ ]     Mail or other means


SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)* /s/ Erik Naviloff, Treasurer

	Date	September 20, 2012

	 *Please print the name and title of the signing officer below the signature.